Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Depreciation/Impairment	$ (637,997,000)	$ (272,069,000)
Debt	1,326,000	(11,580,000)
Intangibles	(37,033,000)	(838,000)
Interest expense	6,008,000	7,147,000
Accrued maintenance liability	12,143,000	3,729,000
Obligations under capital leases and debt obligations	(3,725,000)	1,170,000
Investments	(2,946,000)	372,000
Deferred losses	49,787,000
Accrued expenses	26,532,000
Valuation allowance	(61,933,000)			(54,357,000)
Losses and credits forward	562,292,000	324,031,000
Other	(8,288,000)	7,859,000
Net deferred tax asset (liability)	(93,834,000)	59,821,000
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	12,479,000	13,994,000
Other	3,210,000	3,705,000
Net deferred tax asset (liability)	15,689,000	17,699,000
Ireland [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	(618,323,000)	(286,027,000)
Debt	(355,000)	(11,580,000)
Intangibles	(73,000)	(838,000)
Accrued maintenance liability	(7,673,000)	3,729,000
Obligations under capital leases and debt obligations	(3,725,000)	1,170,000
Investments	2,500,000	2,500,000
Valuation allowance	0
Losses and credits forward	514,757,000	308,696,000
Other	(1,127,000)	4,110,000
Net deferred tax asset (liability)	(114,019,000)	21,760,000
United States Of America [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	(28,964,000)	(36,000)
Debt	1,681,000
Intangibles	(36,960,000)
Interest expense	6,008,000	7,147,000
Accrued maintenance liability	19,816,000
Investments	(5,446,000)	(2,128,000)
Deferred losses	49,787,000
Accrued expenses	26,532,000
Valuation allowance	(25,000,000)
Losses and credits forward	3,586,000	6,941,000
Other	2,870,000	44,000
Net deferred tax asset (liability)	13,910,000	11,968,000
Other [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	(3,189,000)
Valuation allowance	(36,933,000)
Losses and credits forward	43,949,000	8,394,000
Other	(13,241,000)
Net deferred tax asset (liability)	$ (9,414,000)	$ 8,394,000